Stockholders' equity - Summary of Dividends (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Dividends [Line Items]
Type of shares	Common stock	Common stock
Total amount of dividends	¥ 49,380	¥ 43,295
Source of dividends	Retained earnings	Retained earnings
Dividends per share	¥ 40	¥ 35
Record date	Mar. 31, 2023	Mar. 31, 2022
Effective date	Jun. 05, 2023	Jun. 03, 2022